Short-Term Investments - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments Debt And Equity Securities [Abstract]
Impairment on short-term investments	¥ 0	¥ 0	¥ 0